Common Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Common Stock Options Tables
Stock Option Activity

The following table summarizes stock option activity for the period ended March 31, 2015:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life (Years)	Value
Balance January 1, 2015	185,000	$0.83	9.12	$9,300
Options granted	-	_	-	$0
Balance March 31, 2015	185,000	$0.83	8.87	$110,800
Exercisable at March 31, 2015	85,000	$0.72	8.96	$22,500

			Weighted Average Remaining Contractual Life (Years)

		Weighted Average Exercise Price		Aggregate Intrinsic Value
	Options Outstanding

Balance January 1, 2014	80,000	$0.70	8.75	$24,800
Options granted	105,000	$0.93	9.41	$1,500
Balance December 31, 2014	185,000	$0.83	9.12	$9,300
Exercisable at December 31, 2014	85,000	$0.72	8.97	$7,850

Assumptions required for the Black-Scholes model
	2014	2013
Risk-free interest rate	1.58 – 1.62%	1.43 – 1.49%
Expected life in years	5.50	5.50
Weighted Avg Expected Volatility	94.4% - 105.3%	99.5 – 103.4%
Expected dividend yield	0%	0%

stock options outstanding
	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.50 to $1.00	130,000	9.07	$0.74	85,000	8.96	$0.72
$1.01 to $1.50	55,000	9.25	1.05	0	-	-
	185,000	9.12	0.83	85,000	8.96	0.72